Acquisitions - Acquisition of Chang'an Hospital (Detail) In Thousands, unless otherwise specified						0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2010 CNY	Jun. 21, 2012 CAH [Member] CNY
Business Acquisition [Line Items]
Purchase consideration						378,605
Cash						248,784
Pre-existing receivables from CAH						128,573
Pre-existing favorable agreements						1,248
Purchase consideration						378,605
Current assets						72,188
Indemnification assets	9,832	59,518		61,706		61,706
Intangible assets						40,000
Other long lived assets (excluding intangible assets)						421,598
Current liabilities						(186,484)
Unrecognized tax benefits, non current						(61,706)
Non-current liabilities						(56,439)
Deferred tax assets						17,299
Deferred tax liabilities						(26,263)
Total net assets						281,899
Noncontrolling interests						(196,179)
Goodwill	$ 48,381	292,885	$ 48,381	292,885	300,163	292,885